Operating Revenue (Narrative) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Revenues From Contract With Customer [Line Items]
Revenue recognized from contract liability balances	$ 42	$ 50
Other Current Liabilities and Other Deferred Credits and Other Liabilities
Revenues From Contract With Customer [Line Items]
Contract liability balances	51	47
Virginia Electric and Power Company
Revenues From Contract With Customer [Line Items]
Revenue recognized from contract liability balances	33	36
Virginia Electric and Power Company | Other Current Liabilities and Other Deferred Credits and Other Liabilities
Revenues From Contract With Customer [Line Items]
Contract liability balances	$ 39	$ 33